Equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Equity	28. Equity
Equity share capital

	Number of shares	Nominal value	Share premium	Equity share capital
Allotted, called up and fully paid	millions	$m	$m	$m
At 1 January 2023 (ordinary shares of 20 340⁄399p each)	183	46	91	137
Repurchased and cancelled under share repurchase programme	(11)	(3)	–	(3)
Exchange adjustments	–	3	4	7
At 31 December 2023 (ordinary shares of 20 340⁄399p each)	172	46	95	141
Repurchased and cancelled under share repurchase programme	(7)	(2)	–	(2)
Exchange adjustments	–	(1)	(1)	(2)
At 31 December 2024 (ordinary shares of 20 340⁄399p each)	165	43	94	137
Repurchased and cancelled under share repurchase programme	(8)	(2)	–	(2)
Exchange adjustments	–	3	7	10
At 31 December 2025 (ordinary shares of 20 340⁄399p each)	157	44	101	145
In February 2025, the Board approved a $900m share buyback programme which completed on 29 December 2025.
In February 2024, the Board approved a $800m share buyback programme which completed on 27 December 2024.
In February 2023, the Board approved a $750m share buyback programme which completed on 29 December 2023.

	Number of shares[a]	Total[b,c]
Shares repurchased and total consideration paid for share buyback programme	millions	$m
31 December 2025	7.6	882
31 December 2024	7.5	812
31 December 2023	10.9	790
a.Shares were repurchased and subsequently cancelled.
b.Includes transaction costs. In 2025, $15m of taxes previously provided for in respect of the 2024 and 2023 buyback programmes were reversed, following legislative changes.
c.In 2023, $38m related to the completion of the 2022 programme and $752m related to the 2023 programme.
The Board reviewed the Parent Company Financial Statements to confirm availability of sufficient distributable reserves prior to approving shareholder returns.
For each of the share buyback programmes undertaken, authority was given to the Company at the respective AGM prior to commencement of the buyback.
In February 2026, the Board approved a further $950m share buyback programme. A resolution to renew the authority to repurchase shares will be put to shareholders at the AGM on 7 May 2026.
The Company no longer has an authorised share capital.
Shares held by employee share trusts

	Number of shares	Carrying value	Market value
	millions	$m	$m
31 December 2025	1.0	59.0	146.3
31 December 2024	1.2	63.0	144.9
31 December 2023	0.8	35.0	73.6
Shares held by employee share trusts includes 0.2m shares (2024: 0.2m shares) held in a nominee account on behalf of participants.
28. Equity continued
Treasury shares

	Number of shares	Nominal value
	millions	$m
At 1 January 2023	7.5	1.9
Transferred to employee share trusts	(0.5)	(0.1)
Repurchased under share repurchase programme	–	0.1
At 31 December 2023	7.0	1.9
Transferred to employee share trusts	(0.8)	(0.2)
Exchange adjustments	–	(0.1)
At 31 December 2024	6.2	1.6
Transferred to employee share trusts	(0.7)	(0.2)
Exchange adjustments	–	0.1
At 31 December 2025	5.5	1.5
Cash flow hedge reserves

	Cash flow hedge reserve	Cost of hedging reserve	Total
	$m	$m	$m
At 1 January 2023	8	(8)	–
Change in fair value of currency swaps recognised in other comprehensive income	(30)	–	(30)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	28	–	28
At 31 December 2023	6	(8)	(2)
Costs of hedging deferred and recognised in other comprehensive income	–	(11)	(11)
Change in fair value of currency swaps recognised in other comprehensive income	(113)	–	(113)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	165	–	165
Deferred tax	(11)	–	(11)
At 31 December 2024	47	(19)	28
Costs of hedging deferred and recognised in other comprehensive income	–	4	4
Change in fair value of currency swaps recognised in other comprehensive income	126	–	126
Reclassified from other comprehensive income to profit or loss – included in financial expenses	(187)	–	(187)
Deferred tax	14	–	14
Exchange adjustments	1	–	1
At 31 December 2025	1	(15)	(14)
Amounts reclassified from other comprehensive income to financial expenses comprise $31m (2024: $28m, 2023: $14m)
net interest payable on the currency swaps and an exchange gain of $218m (2024: $137m loss, 2023: $14m loss) which offsets a corresponding gain or loss on the hedged bonds.